Annual Total Returns- Transamerica SmallMid Cap Value (Class I2) [BarChart] - Class I2 - Transamerica SmallMid Cap Value - I2	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(2.76%)	16.33%	36.59%	5.05%	2.74%	21.29%	15.62%	(11.31%)	25.18%	3.77%